Customer Assets and Liabilities	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Nukkleus Inc.[Member]
Customer Assets and Liabilities [Abstract]
CUSTOMER ASSETS AND LIABILITIES

NOTE 4 — CUSTOMER ASSETS AND LIABILITIES

The Company includes customer funds in the condensed consolidated balance sheets as customer custodial cash and also includes such a corresponding liability reflected as customer custodial cash liabilities in the condensed consolidated balance sheets.

The following table presents customers’ cash and digital positions:

	March 31, 2023	September 30, 2022
Customer custodial cash	$240,296	$2,020,394
Customer digital currency assets	393,045	248,214
Total customer assets	$633,341	$2,268,608

Customer custodial cash liabilities	$240,654	$2,020,717
Customer digital currency liabilities	393,045	248,214
Total customer liabilities	$633,699	$2,268,931

The Company controls digital assets for its customers in digital wallets and digital token identifiers necessary to access digital assets on digital asset trading platforms. The Company maintains a record of all assets in digital wallets held on digital asset trading platforms as well as the private keys, which are maintained on behalf of customers. The Company records the assets and liabilities, on the initial recognition and at each reporting date, at the fair value of the digital assets which it controls for its customers. Any loss or theft would impact the measurement of the customer digital currency assets. During the three and six months ended March 31, 2023 and 2022, no losses have been incurred in connection with customer digital currency assets. The Company also controls the bank accounts holding the customer custodial cash, as reflected on the accompanying condensed consolidated balance sheets.

The following table sets forth the fair market value of customer digital currency assets, as shown in the condensed consolidated balance sheets, as customer digital currency assets and customer digital currency liabilities, as of March 31, 2023 and September 30, 2022:

	March 31, 2023		September 30, 2022
	Fair value	Percentage of total	Fair value	Percentage of total
Bitcoin	$3,210	0.8%	$162,294	65.4%
Stablecoin/USD Coin	387,868	98.7%	85,897	34.6%
Ethereum	1,805	0.5%	23	0.0%
Others	162	0.0%	—	—
Total customer digital currency assets	$393,045	100.0%	$248,214	100.0%

NOTE 4 — CUSTOMER ASSETS AND LIABILITIES

The Company includes customer funds in the consolidated balance sheets as customer custodial cash and also includes such a corresponding liability reflected as customer custodial cash liabilities in the consolidated balance sheets.

The following table presents customers’ cash and digital positions:

	September 30, 2022	September 30, 2021
		(as restated)
Customer custodial cash	$2,020,394	$799,302
Customer digital currency assets	248,214	1,168,349
Total customer assets	$2,268,608	$1,967,651
Customer custodial cash liabilities	$2,020,717	$799,302
Customer digital currency liabilities	248,214	1,168,349
Total customer liabilities	$2,268,931	$1,967,651

The Company controls digital assets for its customers in digital wallets and digital token identifiers necessary to access digital assets on digital asset trading platforms. The Company maintains a record of all assets in digital wallets held on digital asset trading platforms as well as the private keys, which are maintained on behalf of customers. The Company records the assets and liabilities, on the initial recognition and at each reporting date, at the fair value of the digital assets which it controls for its customers. Any loss or theft would impact the measurement of the customer digital currency assets. During the years ended September 30, 2022 and 2021, no losses have been incurred in connection with customer digital currency assets.

The following table sets forth the fair market value of customer digital currency assets, as shown in the consolidated balance sheets, as customer digital currency assets and customer digital currency liabilities, as of September 30, 2022 and 2021:

	September 30, 2022		September 30, 2021
			(as restated)
	Fair value	Percentage of total	Fair value	Percentage of total
Bitcoin	$162,294	65.4%	$921,684	78.9%
Stablecoin/USD Coin	85,897	34.6%	246,617	21.1%
Ethereum	23	0.0%	48	0.0%
Total customer digital currency assets	$248,214	100.0%	$1,168,349	100.0%